UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	September 30, 2011

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          November 11, 2011
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 181855
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     3388    47190 SH       Sole                    43350              3840
Abbott Labs Com                COM              002824100     3538    69190 SH       Sole                    68665               525
Air Prods & Chems Inc Com      COM              009158106     3599    47120 SH       Sole                    43780              3340
Alcoa Inc Com                  COM              013817101     2549   266330 SH       Sole                   247530             18800
American Express Co Com        COM              025816109     3940    87760 SH       Sole                    80900              6860
Amgen Inc Com                  COM              031162100     3725    67780 SH       Sole                    62480              5300
Apple Inc Com                  COM              037833100     4894    12835 SH       Sole                    11945               890
Archer Daniels Midland Com     COM              039483102     3040   122530 SH       Sole                   112705              9825
Automatic Data Process Com     COM              053015103     3934    83445 SH       Sole                    76695              6750
Becton Dickinson & Co Com      COM              075887109     3723    50780 SH       Sole                    46430              4350
Caterpillar Inc Del Com        COM              149123101     2971    40240 SH       Sole                    39940               300
Chubb Corp  Com                COM              171232101     3816    63610 SH       Sole                    58750              4860
Cisco Sys Inc Com              COM              17275R102     3516   226810 SH       Sole                   207110             19700
Coca-Cola Co Com               COM              191216100      569     8420 SH       Sole                     8420
Corning Inc Com                COM              219350105     3047   246500 SH       Sole                   227000             19500
Costco Whsl Corp Com           COM              22160K105     4584    55810 SH       Sole                    51640              4170
Disney Walt Co Com             COM              254687106     3095   102605 SH       Sole                    94855              7750
Emerson Elec Co Com            COM              291011104     2693    65200 SH       Sole                    65200
Exxon Mobil Corp Com           COM              30231G102     4264    58710 SH       Sole                    54360              4350
Fedex Corp Com                 COM              31428X106     3203    47330 SH       Sole                    43805              3525
General Dynamics Corp Com      COM              369550108     3012    52945 SH       Sole                    48295              4650
General Elec Co Com            COM              369604103     2972   195300 SH       Sole                   193650              1650
Google Inc Cl A                COM              38259P508     3708     7199 SH       Sole                     6649               550
Halliburton Co Com             COM              406216101      346    11350 SH       Sole                     5350              6000
Home Depot Inc Com             COM              437076102     3953   120260 SH       Sole                   110960              9300
Illinois Tool Wks Inc Com      COM              452308109     3483    83725 SH       Sole                    77125              6600
Ingersoll-Rand PLC             COM              G47791101     2794    99480 SH       Sole                    91700              7780
Intel Corp Com                 COM              458140100     4120   193115 SH       Sole                   176665             16450
International Bus Mach Com     COM              459200101     4381    25055 SH       Sole                    23055              2000
International Paper Co Com     COM              460146103     2849   122520 SH       Sole                   122520
JPMorgan Chase & Co Com        COM              46625H100     2306    76560 SH       Sole                    75910               650
Johnson & Johnson Com          COM              478160104     4349    68290 SH       Sole                    63590              4700
Kimberly Clark Corp Com        COM              494368103     4566    64305 SH       Sole                    59635              4670
McDonalds Corp Com             COM              580135101     4424    50380 SH       Sole                    46730              3650
McGraw-Hill Cos Inc            COM              580645109     3857    94075 SH       Sole                    87435              6640
Microsoft Corp Com             COM              594918104     3892   156350 SH       Sole                   144350             12000
Morgan Stanley Com             COM              617446448     2164   160150 SH       Sole                   146850             13300
Nucor Corp Com                 COM              670346105     3139    99200 SH       Sole                    90300              8900
Occidental Pete CP Com         COM              674599105     3107    43450 SH       Sole                    39950              3500
Pepsico Inc Com                COM              713448108     3268    52800 SH       Sole                    48150              4650
Pfizer Inc Com                 COM              717081103     3915   221425 SH       Sole                   203525             17900
Procter & Gamble Co Com        COM              742718109     4084    64640 SH       Sole                    59365              5275
Qualcomm Inc Com               COM              747525103     3776    77650 SH       Sole                    71130              6520
Schlumberger Ltd Com           COM              806857108     2817    47165 SH       Sole                    46815               350
Staples Inc Com                COM              855030102     3259   245025 SH       Sole                   226525             18500
Stryker Corp Com               COM              863667101     3578    75915 SH       Sole                    70215              5700
Time Warner Inc Com            COM              887317303     3490   116460 SH       Sole                   107060              9400
US Bancorp DE Com              COM              902973304     3722   158125 SH       Sole                   146075             12050
Unilever NV NY                 COM              904784709     3203   101720 SH       Sole                   100920               800
Union Pac Corp Com             COM              907818108     3593    44000 SH       Sole                    40275              3725
Verizon Communications Com     COM              92343V104     4380   119035 SH       Sole                   110035              9000
Wal-Mart Stores Inc Com        COM              931142103     3888    74920 SH       Sole                    69020              5900
Walgreen Co Com                COM              931422109     3369   102425 SH       Sole                    93725              8700